10. Inventories (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories Details 1Abstract
At the beginning of the year	R$ (73)	R$ (75)	R$ (150)
Additions	(79)	(110)	(208)
Write-offs/reversal	85	111	164
Assets held for sale and discontinued operations (note 32)	2	1	118
Exchange rate changes	0	0	1
At the end of the year	R$ (65)	R$ (73)	R$ (75)